Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Shareholders' Equity Attributable to Shareholders, Excluding Other Comprehensive Income

	2017	2016

Shareholders’ equity attributable to shareholders, excluding other comprehensive income	$67,725,744	$60,582,603